City National Rochdale High Yield Alternative Strategies Fund TEI LLC

Schedule of Investment

December 31, 2019 (Unaudited)

Fair Value

City National Rochdale High Yield Alternative Strategies Master Fund LLC ("Master Fund")	$12,708,700

See accompanying Notes to Schedule of Investment.

City National Rochdale High Yield Alternative Strategies Fund TEI LLC

Notes to Schedule of Investment

September 30, 2019 (Unaudited)

Organization

City National Rochdale High Yield Alternative Strategies Fund TEI LLC (the “TEI Fund”) and its subsidiary, Rochdale High Yield Alternative Strategies Fund (Cayman) LDC (the "Offshore Fund"), together constitute the "Fund".  The TEI Fund is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company.  The TEI Fund commenced investment operations on July 1, 2007. The TEI Fund’s investment objective is to generate income from investments in higher yielding investments with lower credit quality and higher volatility than investment grade fixed income securities. “Lower credit quality” in this objective means investments rated below BBB, and “higher volatility” means the fluctuations in principal will be greater than the fluctuations in price associated with investment grade fixed income securities.

The TEI Fund invests substantially all of its investable assets in the Offshore Fund, a Cayman Islands limited duration company with the same investment objective as the TEI Fund.  The Offshore Fund in turn invests substantially all of its investable assets in City National Rochdale High Yield Alternative Strategies Master Fund LLC (the “Master Fund”), a registered investment company with the same investment objective as the Offshore Fund and the TEI Fund.  The Offshore Fund serves solely as an intermediate entity through which the TEI Fund invests in the Master Fund.  The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investible assets. City National Rochdale LLC (the “Manager” or "Adviser") is the investment adviser to the Master Fund.  The Manager is also the adviser to City National Rochdale High Yield Alternative Strategies Fund, LLC, which also invests all of its investable assets with the Master Fund.

The Schedule of Investments and the Notes to Schedule of Investments of the Master Fund are included elsewhere in this report and should be read in conjunction with the TEI Fund’s report. At December 31, 2019, the TEI Fund's beneficial ownership of the Master Fund's net assets was 48.09%.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments

December 31, 2019 (Unaudited)
				Redemptions
	Percentage of				Notice Period
	Members' Capital	Cost	Fair Value	Frequency	# of Days
Long-Term Alternative Investment Funds: (1)

Structured Credit - CLO:

CIFC CLO Opportunity Holdings Fund II LP	16.0%	$3,596,944	$4,229,005	*	*
(Purchased: 7/1/2017 and 8/1/2017)

Alcentra Structured Credit Opportunity Fund II (2)	43.1	7,929,379	11,361,800	Quarterly	90
(Purchased: 5/1/2014, 7/1/2014, 8/1/2014, 9/1/2014,
10/1/2014, 11/1/2014, 5/1/2017, and 9/1/2017)

Great Lakes III, LP	8.5	3,338,175	2,228,313	Quarterly	90
(Purchased: 5/1/2013, 9/1/2013, 10/1/2013, 12/1/2013,
1/1/2014, 2/1/2014, 5/1/2014, and 7/1/2014)

SEIX CLO Management LP	23.0	6,114,265	6,071,517	**	**
(Purchased: 10/1/2016)
	90.6	20,978,763	23,890,635

Liquidating Positions:

GoldenTree Partners LP (3)	1.4	124,239	358,243	***	***
(Acquired: 7/2/2007, 8/1/2007, 11/1/2007, 12/3/2007,
2/1/2008, 7/1/2012, and 8/1/2012)

Total Long-Term Alternative Investment Funds:	92.0	21,103,002	24,248,878

Short-Term Investment:

Money Market Fund:

First American Government Obligations Fund - Class Z, 1.47% (4)	8.8	2,330,542	2,330,542

Total Investments	100.8%	$23,433,544	$26,579,420

(1) All investments are non-income producing.
(2) Holdings in the Clareant Structured Credit Opportunity Fund II merged with Alcentra Structured Credit Opportunity Fund II effective January 1, 2019.
(3) Remaining value represents side pocket interests.
(4) 7-day yield.

* This investment is long-term and illiquid.

** SEIX CLO Management LP has a five year re-investment period and a subsequent wind down. This investment is long-term and illiquid.

*** A side pocket investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

The investments in Alternative Investments Funds shown above, representing 92.0% of net assets, have been fair valued in accordance with procedures established by the Board of Directors.

See accompanying Notes to Schedule of Investments.

City National Rochdale High Yield Alternative Strategies Master Fund LLC
Schedule of Investments, December 31, 2019 (Unaudited), Continued

Structured Credit

Structured credit strategy invests in stressed/distressed non-corporate fixed income asset classes in non-traditional markets such as residential real estate, commercial real estate and asset backed lending that have become distressed and/or undergoing structural changes, with anticipated improvement in the fundamental value of the underlying asset. Economic downturns and fundamental uncertainties can cause forced selling of securitized assets associated with such markets. In general, profits are made by identifying and investing in securities priced significantly below their intrinsic values where the strategy can maximize long-term capital appreciation from earning interest income and cash flows from current amortizing principal payments, cash flows from liquidations and from the fundamental appreciation of the underlying assets. Investing in structured credit requires deep fundamental analysis of the underlying assets and the behavior of the borrowers. Managers may invest in structured credit securities at deep discounts to fair value. Profits are realized as these securities converge to or above fair value with fundamental improvements in underlying borrowers, assets or improved technical behavior. Typically, structured credit managers will take positions in both agency and non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized loan obligations (CLO), and other consumer and commercial loan and asset-backed securities (ABS). At times, the strategy may also entail positions in other income generating assets such as life settlements and annuities, trade finance, legal settlements, whole loans, etc.

Liquidation Positions

Liquidating positions from former investment strategies remain in the Fund due to redemption restrictions placed on the Fund by investment fund managers either at their sole discretion or for other reasons. Such reasons include the magnitude of redemptions requested, portfolio valuation issues and market conditions.

City National Rochdale High Yield Alternative Strategies Master Fund LLC
Notes to Schedule of Investments, December 31, 2019 (Unaudited)

The following are the classes of investments grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis at December 31, 2019:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Alternative Investment Funds ^	$-	$-	$-	$24,248,878
Short-Term Investment	2,330,542	-	-	2,330,542

Total Investments	$2,330,542	$-	$-	$26,579,420

^ The Alternative Investment Funds were valued using the practical expedient and have not been classified in the fair value hierarchy.

The following table presents additional information for investments measured using the NAV practical expedient:
Alternative Investment Funds	Fair Value at December 31, 2019	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Structured Credit – CLO	$4,229,005	$-	*	*
Structured Credit – CLO	13,590,113	-	Quarterly	90 days
Structured Credit – CLO	6,071,517	-	**	**
Liquidating Positions	358,243	-	***	***
Total	$24,248,878	$-

* This investment is long-term and illiquid.

** SEIX CLO Management LP has a five year re-investment period and a subsequent wind down. This investment is long-term and illiquid.

*** A side pocket investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.